UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment []; Amendment Number:
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence A. Sarbit
Title:		Chief Investment Officer
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Lawrence A. Sarbit 		Winnipeg, Manitoba  Canada   November 14, 2012
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	12
Form 13F Information Table Value Total: $375,380


					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
09/30/2012

ATLANTIC TELE-NETWORK INC.        COM NEW	   049079205  18,166   429,672   SHS  0SOLE  NONE   429,672
BERKSHIRE HATHAWAY                CL B NEW         084670702  53,923   621,500   SHS  0SOLE  NONE   621,500
CBIZ INC.		  	  COM		   124805102  21,034   3,551,866 SHS  0SOLE  NONE 3,551,866
CEDAR FAIR L.P.			  DEP UNIT	   15018510A  54,572   1,657,500 SHS  0SOLE  NONE 1,657,500
COGENT COMM GROUP		  COM NEW	   19239V30F  61,642   2,725,702 SHS  0SOLE  NONE 2,725,702
COINSTAR INC		  	  COM 		   19259P30   35,104   793,380   SHS  0SOLE  NONE   793,380
DTS INC				  COM		   23335C101  30,827   1,344,990 SHS  0SOLE  NONE 1,344,990
ICONIX BRAND GROUP		  COM	   	   451055107  42,142   2,348,763 SHS  0SOLE  NONE 2,348,763
ITURAN LOCATION AND CONTROL       SHS              M6158M104  5,763    502,369   SHS  0SOLE  NONE   502,369
comScore Inc			  COM		   20564W10F  3,670    244,655   SHS  0SOlE  NONE   244,655
SIX FLAGS ENT CORP                COM              83001A10F  39,329   679,931   SHS  0SOLE  NONE   679,931
UNIVERSAL ELECTRONICS INC	  COM   	   91348310F  9,208    532,445	 SHS  0SOLE  NONE   532,445

